MINERAL RIGHTS (Details) - USD ($)		6 Months Ended		12 Months Ended
	Jul. 14, 2010	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2025	Jun. 30, 2025	Nov. 30, 2024	Jun. 30, 2024
MINERAL RIGHTS
Purchase price				$ 1,193,415		$ 70,000
Oregon Energy LLC
MINERAL RIGHTS
Purchase price	$ 2,000,000
Net Smelter Royalty (as a percent)	1.50%
Mineral rights	$ 2,000,000	$ 0			$ 0		$ 0
Maintenance fees on mining claims		75,368	$ 76,227		76,227		$ 95,691
Future annual maintenance payments		$ 72,200			$ 72,200